Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Assets
Fixed maturities, at fair value (amortized cost: 2018, $12,627,921; 2017, $12,480,569)		$ 12,639,845	$ 12,654,859
Short-term investments, at fair value (amortized cost: 2018, $495,050; 2017, $4,394)		493,726	4,400
Equities, at fair value (cost: 2018, $621,312; 2017, $567,848)		694,301	638,596
Investments in real estate		72,573	83,098
Other invested assets		1,488,995	1,385,258
Total investments		15,389,440	14,766,211
Funds held–directly managed (cost: 2017, $429,326)		0	424,765
Cash and cash equivalents		877,907	1,772,012
Accrued investment income		115,735	120,805
Reinsurance balances receivable		2,976,644	2,724,844
Reinsurance recoverable on paid and unpaid losses		940,291	828,807
Funds held by reinsured companies		829,695	801,451
Deferred acquisition costs		743,046	672,307
Deposit assets		80,661	78,542
Net tax assets		157,690	133,169
Goodwill		456,380	456,380
Intangible assets		128,899	160,234
Other assets		63,506	41,237
Total assets		22,759,894	22,980,764
Liabilities
Non-life reserves	[1]	9,895,376	10,102,172
Life and health reserves	[1]	2,198,080	2,098,759
Unearned premiums		2,072,953	1,818,999
Other reinsurance balances payable		281,744	292,077
Deposit liabilities		7,172	10,864
Net tax liabilities		101,525	154,947
Accounts payable, accrued expenses and other		266,524	302,021
Debt related to senior notes		1,349,017	1,384,824
Debt related to capital efficient notes		70,989	70,989
Total liabilities		16,243,380	16,235,652
Shareholders’ Equity
Common shares (par value $0.00000001; issued and outstanding: 100,000,000 shares)		0	0
Preferred shares (par value $1.00; issued and outstanding: 28,169,062 shares; aggregate liquidation value: $704,227)		28,169	28,169
Additional paid-in capital		2,396,530	2,396,530
Accumulated other comprehensive loss		(138,634)	(90,281)
Retained earnings		4,230,449	4,410,694
Total shareholders’ equity		6,516,514	6,745,112
Total liabilities and shareholders’ equity		$ 22,759,894	$ 22,980,764

[1]	Effective July 1, 2018, the executive management responsibility and reporting for U.S. health business was reallocated from the Life and Health segment to the P&C segment as part of an internal organizational change. As a result, reserves of $392 million as at December 31, 2017 have been reclassified from Life and Health reserves to Non-Life reserves to conform to current presentation.